Earnings per share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings/ (loss) per share :
Schedule of Earnigns per share
	Six-month period ended June 30,
	2015			2016
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$116,013	-	-	$444,088	-	-

Less: Non-vested common stock dividends declared and undistributed earnings	(477)	-		(1,297)	-	-

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$115,536	134,927,763	0.86	$442,791	111,726,952	3.96